Statements of Operations (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Ordinary shares subject to redemption	767,392	10,344,550
Net income (loss) per ordinary share - basic and diluted subject to possible redemption	$ 39,544	$ 2,058,429